Schedule of Investments (unaudited)
July 31, 2024
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.	1,799	$ 503,684
L3Harris Technologies, Inc.	22,442	5,091,865
Textron, Inc.	11,731	1,089,810
		6,685,359
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	16,667	2,080,375
Automobile Components — 0.2%
Aptiv PLC(a)	16,284	1,129,947
Automobiles — 1.8%
Ford Motor Co.	466,510	5,047,638
General Motors Co.	135,298	5,996,408
		11,044,046
Banks — 3.7%
Citizens Financial Group, Inc.	54,271	2,315,743
Fifth Third Bancorp	81,009	3,429,921
Huntington Bancshares, Inc.	171,286	2,560,726
KeyCorp	111,079	1,791,704
M&T Bank Corp.	19,781	3,405,695
Regions Financial Corp.	108,913	2,436,384
Truist Financial Corp.	158,577	7,086,806
		23,026,979
Beverages — 1.1%
Brown-Forman Corp., Class A	2,361	107,638
Brown-Forman Corp., Class B, NVS	14,408	650,665
Constellation Brands, Inc., Class A	8,942	2,192,221
Keurig Dr. Pepper, Inc.	83,026	2,846,131
Molson Coors Beverage Co., Class B	20,850	1,101,923
		6,898,578
Biotechnology — 1.3%
Biogen, Inc.(a)	17,198	3,666,614
Incyte Corp.(a)	9,001	585,695
Moderna, Inc.(a)	22,566	2,690,318
United Therapeutics Corp.(a)	4,541	1,422,650
		8,365,277
Broadline Retail — 0.5%
Coupang, Inc., Class A(a)	49,766	1,032,645
eBay, Inc.	38,058	2,116,405
		3,149,050
Building Products — 1.7%
A. O. Smith Corp.	4,140	352,066
Allegion PLC	4,287	586,504
Builders FirstSource, Inc.(a)	7,596	1,271,343
Carrier Global Corp.	41,346	2,816,076
Johnson Controls International PLC	33,446	2,392,727
Masco Corp.	14,846	1,155,761
Owens Corning	10,271	1,914,309
		10,488,786
Capital Markets — 3.3%
Ameriprise Financial, Inc.	3,888	1,672,112
Bank of New York Mellon Corp. (The)	88,853	5,781,665
Carlyle Group, Inc. (The)	25,933	1,289,907
Franklin Resources, Inc.	34,494	788,878
Nasdaq, Inc.	27,660	1,872,029
Northern Trust Corp.	24,390	2,162,173
Raymond James Financial, Inc.	8,971	1,040,636
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	35,706	$ 3,033,939
T Rowe Price Group, Inc.	26,393	3,014,345
		20,655,684
Chemicals — 3.5%
Albemarle Corp.	6,600	618,222
Celanese Corp., Class A	5,757	812,601
CF Industries Holdings, Inc.	21,535	1,645,059
Corteva, Inc.	45,608	2,558,609
Dow, Inc.	48,042	2,616,848
DuPont de Nemours, Inc.	26,301	2,201,394
Eastman Chemical Co.	14,186	1,465,839
International Flavors & Fragrances, Inc.	30,300	3,014,244
LyondellBasell Industries NV, Class A	30,701	3,053,521
Mosaic Co. (The)	38,149	1,135,696
PPG Industries, Inc.	16,928	2,149,517
RPM International, Inc.	5,126	622,604
Westlake Corp.	2,398	354,568
		22,248,722
Commercial Services & Supplies — 0.2%
Veralto Corp.	11,483	1,223,628
Communications Equipment — 0.4%
F5, Inc.(a)	4,074	829,629
Juniper Networks, Inc.	38,576	1,453,930
		2,283,559
Construction & Engineering — 0.1%
AECOM	6,250	566,312
Consumer Finance — 2.0%
Ally Financial, Inc.	32,139	1,446,576
Capital One Financial Corp.	45,231	6,847,974
Discover Financial Services	12,770	1,838,752
Synchrony Financial	47,640	2,419,636
		12,552,938
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	46,507	922,234
BJ’s Wholesale Club Holdings, Inc.(a)	8,142	716,170
Casey’s General Stores, Inc.	1,368	530,565
Dollar General Corp.	26,078	3,139,530
Dollar Tree, Inc.(a)	13,593	1,418,294
Kroger Co. (The)	80,274	4,374,933
U.S. Foods Holding Corp.(a)	13,314	724,149
Walgreens Boots Alliance, Inc.	85,078	1,009,876
		12,835,751
Containers & Packaging — 1.8%
Amcor PLC	171,418	1,805,031
Avery Dennison Corp.	4,689	1,016,716
Ball Corp.	15,909	1,015,471
Crown Holdings, Inc.	9,074	804,864
International Paper Co.	40,835	1,898,011
Packaging Corp. of America	10,580	2,114,625
Smurfit WestRock PLC	59,139	2,651,793
		11,306,511
Distributors — 0.6%
Genuine Parts Co.	9,627	1,416,228
LKQ Corp.	31,732	1,316,878
Pool Corp.	2,299	859,918
		3,593,024
Diversified Consumer Services — 0.1%
Service Corp. International	7,964	636,403

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.2%
WP Carey, Inc.	25,826	$ 1,493,001
Electric Utilities — 5.8%
Alliant Energy Corp.	30,160	1,678,706
American Electric Power Co., Inc.	62,453	6,127,888
Avangrid, Inc.	8,593	306,512
Edison International	45,553	3,644,696
Entergy Corp.	25,039	2,903,773
Evergy, Inc.	27,147	1,574,526
Eversource Energy	41,548	2,696,881
Exelon Corp.	118,218	4,397,710
FirstEnergy Corp.	60,400	2,531,364
NRG Energy, Inc.	16,297	1,225,045
PG&E Corp.	146,978	2,682,348
PPL Corp.	87,574	2,602,699
Xcel Energy, Inc.	65,632	3,825,033
		36,197,181
Electrical Equipment — 0.5%
GE Vernova, Inc.(a)	15,671	2,793,199
Regal Rexnord Corp.	3,435	551,936
		3,345,135
Electronic Equipment, Instruments & Components — 2.0%
Corning, Inc.	91,783	3,672,238
Flex Ltd.(a)(b)	32,725	1,052,109
Jabil, Inc.	6,195	697,991
Keysight Technologies, Inc.(a)	11,289	1,575,606
TD SYNNEX Corp.	5,955	709,657
TE Connectivity Ltd.	17,119	2,641,975
Teledyne Technologies, Inc.(a)	2,555	1,077,852
Trimble, Inc.(a)	9,620	524,675
Zebra Technologies Corp., Class A(a)(b)	1,466	514,844
		12,466,947
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	59,750	2,313,520
Halliburton Co.	48,125	1,668,975
		3,982,495
Entertainment — 0.6%
Electronic Arts, Inc.	8,496	1,282,386
Warner Bros Discovery, Inc., Class A(a)(b)	265,673	2,298,072
		3,580,458
Financial Services — 1.5%
Corpay, Inc.(a)	2,052	598,815
Equitable Holdings, Inc.	35,970	1,568,652
Fidelity National Information Services, Inc.	66,745	5,128,018
Global Payments, Inc.	18,165	1,846,290
		9,141,775
Food Products — 3.9%
Archer-Daniels-Midland Co.	58,476	3,626,097
Bunge Global SA	16,765	1,764,181
Campbell Soup Co.	23,657	1,108,567
Conagra Brands, Inc.	56,451	1,711,594
General Mills, Inc.	67,375	4,523,557
Hershey Co. (The)	7,852	1,550,613
Hormel Foods Corp.	23,250	746,558
J M Smucker Co. (The)	12,609	1,487,232
Kellanova	31,183	1,813,291
Kraft Heinz Co. (The)	106,121	3,736,520
McCormick & Co., Inc., NVS	13,887	1,069,438
Tyson Foods, Inc., Class A	17,001	1,035,361
		24,173,009
Security	Shares	Value
Gas Utilities — 0.4%
Atmos Energy Corp.	17,909	$ 2,290,203
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc.	3,834	663,857
Norfolk Southern Corp.	26,856	6,702,183
U-Haul Holding Co.(a)	563	37,603
U-Haul Holding Co., NVS	6,899	439,673
XPO, Inc.(a)	4,618	530,562
		8,373,878
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc.(a)	3,099	718,596
Baxter International, Inc.	60,279	2,159,194
Cooper Cos., Inc. (The)	6,684	623,818
GE HealthCare Technologies, Inc.(b)	25,538	2,161,281
Hologic, Inc.(a)	27,702	2,260,760
Solventum Corp.(a)	16,454	968,812
Teleflex, Inc.	3,460	764,383
Zimmer Biomet Holdings, Inc.	12,210	1,359,583
		11,016,427
Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	28,897	2,913,685
Cencora, Inc.	9,456	2,249,393
Centene Corp.(a)	63,251	4,865,267
DaVita, Inc.(a)(b)	3,106	424,342
Humana, Inc.	14,282	5,164,514
Labcorp Holdings, Inc.	10,088	2,173,359
Molina Healthcare, Inc.(a)	3,001	1,024,151
Quest Diagnostics, Inc.	13,187	1,876,510
Tenet Healthcare Corp.(a)	11,485	1,719,304
Universal Health Services, Inc., Class B	3,874	828,106
		23,238,631
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	12,984	1,522,893
Healthpeak Properties, Inc.	83,606	1,824,283
Ventas, Inc.	31,147	1,695,643
		5,042,819
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	82,844	1,450,598
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.(a)	118,596	1,975,809
Darden Restaurants, Inc.	7,191	1,051,972
DraftKings, Inc., Class A(a)	25,445	940,193
Expedia Group, Inc.(a)	7,345	937,736
MGM Resorts International(a)	15,937	684,813
Royal Caribbean Cruises Ltd.(a)(b)	8,528	1,336,508
		6,927,031
Household Durables — 3.1%
DR Horton, Inc.	36,098	6,495,113
Garmin Ltd.	6,437	1,102,336
Lennar Corp., Class A	28,382	5,021,627
Lennar Corp., Class B	1,206	198,942
NVR, Inc.(a)	358	3,081,478
PulteGroup, Inc.	14,343	1,893,276
Toll Brothers, Inc.	7,849	1,120,131
TopBuild Corp.(a)	1,594	762,793
		19,675,696
Household Products — 0.7%
Clorox Co. (The)	5,395	711,762
Kimberly-Clark Corp.	25,878	3,494,824
		4,206,586

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	84,122	$ 1,496,530
Vistra Corp.	14,326	1,134,906
		2,631,436
Insurance — 7.8%
Aflac, Inc.	61,620	5,877,316
Allstate Corp. (The)	18,112	3,099,325
American Financial Group, Inc.	5,509	721,459
American International Group, Inc.	78,832	6,245,859
Arch Capital Group Ltd.(a)	30,073	2,880,392
Cincinnati Financial Corp.	11,436	1,493,770
Everest Group Ltd.	5,179	2,034,674
Fidelity National Financial, Inc., Class A	30,618	1,696,543
Hartford Financial Services Group, Inc. (The)	35,078	3,890,852
Loews Corp.	22,213	1,775,929
Markel Group, Inc.(a)	572	937,422
Principal Financial Group, Inc.	27,696	2,257,501
Prudential Financial, Inc.	42,942	5,381,491
Reinsurance Group of America, Inc.	7,878	1,775,938
RenaissanceRe Holdings Ltd.	6,117	1,418,594
Travelers Cos., Inc. (The)	15,464	3,347,028
Unum Group	20,662	1,188,685
W. R. Berkley Corp.	15,402	849,112
Willis Towers Watson PLC	6,214	1,754,088
		48,625,978
Interactive Media & Services — 0.2%
Pinterest, Inc., Class A(a)	31,097	993,549
IT Services — 1.0%
Akamai Technologies, Inc.(a)	9,963	979,164
Cognizant Technology Solutions Corp., Class A	59,548	4,506,593
EPAM Systems, Inc.(a)	3,195	687,340
		6,173,097
Life Sciences Tools & Services — 0.8%
Avantor, Inc.(a)(b)	33,029	883,526
Charles River Laboratories International, Inc.(a)(b)	2,193	535,311
IQVIA Holdings, Inc.(a)	7,810	1,923,056
Revvity, Inc.	8,359	1,049,974
Waters Corp.(a)	2,559	860,541
		5,252,408
Machinery — 2.4%
CNH Industrial NV	107,987	1,150,061
Cummins, Inc.	5,210	1,520,278
Dover Corp.	4,927	907,849
Fortive Corp.	12,416	892,090
Otis Worldwide Corp.	18,988	1,794,366
PACCAR, Inc.	61,065	6,024,673
Pentair PLC	5,369	471,774
Snap-on, Inc.	4,116	1,181,415
Stanley Black & Decker, Inc.	9,709	1,025,465
		14,967,971
Media — 1.9%
Charter Communications, Inc., Class A(a)(b)	11,717	4,449,179
Fox Corp., Class A, NVS	27,726	1,054,697
Fox Corp., Class B	15,661	554,869
Interpublic Group of Cos., Inc. (The)	44,845	1,442,664
News Corp., Class A, NVS	45,099	1,243,830
News Corp., Class B	12,405	353,419
Omnicom Group, Inc.	23,211	2,275,607
Sirius XM Holdings, Inc.(b)	75,016	258,805
		11,633,070
Security	Shares	Value
Metals & Mining — 1.9%
Newmont Corp.	59,444	$ 2,916,917
Nucor Corp.	28,389	4,625,704
Reliance, Inc.	6,829	2,079,840
Steel Dynamics, Inc.	17,503	2,331,750
		11,954,211
Multi-Utilities — 5.0%
Ameren Corp.	31,654	2,509,213
CenterPoint Energy, Inc.	76,011	2,109,305
CMS Energy Corp.	23,035	1,492,668
Consolidated Edison, Inc.	40,998	3,998,125
Dominion Energy, Inc.	56,264	3,007,873
DTE Energy Co.	24,507	2,953,829
NiSource, Inc.	53,078	1,658,688
Public Service Enterprise Group, Inc.	59,121	4,716,082
Sempra	74,739	5,983,604
WEC Energy Group, Inc.	37,403	3,218,902
		31,648,289
Office REITs — 0.2%
BXP, Inc.	18,753	1,337,276
Oil, Gas & Consumable Fuels — 7.4%
Antero Resources Corp.(a)	34,869	1,011,898
APA Corp.	43,884	1,368,742
Cheniere Energy, Inc.	18,902	3,452,261
Chesapeake Energy Corp.	12,543	957,407
Coterra Energy, Inc.	52,984	1,366,987
Devon Energy Corp.	75,018	3,528,097
Diamondback Energy, Inc.	20,534	4,154,234
EQT Corp.	23,886	824,306
HF Sinclair Corp.	19,767	1,017,407
Kinder Morgan, Inc.	233,442	4,932,629
Marathon Oil Corp.	67,018	1,879,855
ONEOK, Inc.	69,105	5,758,520
Ovintiv, Inc.	31,656	1,470,105
Targa Resources Corp.	15,325	2,073,166
Valero Energy Corp.	38,718	6,261,475
Williams Cos., Inc. (The)	144,242	6,193,751
		46,250,840
Passenger Airlines — 0.7%
Delta Air Lines, Inc.	41,825	1,799,311
Southwest Airlines Co.	39,531	1,064,965
United Airlines Holdings, Inc.(a)	38,799	1,762,251
		4,626,527
Personal Care Products — 0.6%
Coty, Inc., Class A(a)	11,019	109,639
Kenvue, Inc.	205,795	3,805,150
		3,914,789
Pharmaceuticals — 0.5%
Royalty Pharma PLC, Class A	47,709	1,343,962
Viatris, Inc.	142,331	1,716,512
		3,060,474
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp., Class A	3,648	522,795
Jacobs Solutions, Inc.	5,064	741,116
Leidos Holdings, Inc.	9,462	1,366,313
SS&C Technologies Holdings, Inc.	25,481	1,858,839
		4,489,063
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	13,932	1,570,276

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 1.2%
AvalonBay Communities, Inc.	8,545	$ 1,751,041
Camden Property Trust	7,041	779,791
Equity LifeStyle Properties, Inc.	8,219	564,481
Equity Residential	24,228	1,686,996
Essex Property Trust, Inc.	4,036	1,123,461
Mid-America Apartment Communities, Inc.	8,680	1,213,203
UDR, Inc.	13,595	544,752
		7,663,725
Retail REITs — 1.7%
Kimco Realty Corp.	22,512	489,186
Realty Income Corp.	68,872	3,955,319
Regency Centers Corp.	12,095	814,477
Simon Property Group, Inc.	36,420	5,588,285
		10,847,267
Semiconductors & Semiconductor Equipment — 1.7%
Entegris, Inc.	6,878	813,599
Microchip Technology, Inc.	36,100	3,204,958
ON Semiconductor Corp.(a)	32,634	2,553,611
Qorvo, Inc.(a)	4,788	573,602
Skyworks Solutions, Inc.	19,006	2,159,462
Teradyne, Inc.	9,528	1,249,692
		10,554,924
Software — 0.6%
Gen Digital, Inc.	32,551	846,000
MicroStrategy, Inc., Class A(a)	712	1,149,481
Zoom Video Communications, Inc., Class A(a)	28,359	1,712,884
		3,708,365
Specialized REITs — 3.6%
Crown Castle, Inc.	51,402	5,658,332
Digital Realty Trust, Inc.	10,486	1,567,552
Extra Space Storage, Inc.	16,224	2,589,675
Gaming & Leisure Properties, Inc.	31,003	1,556,351
Iron Mountain, Inc.	17,065	1,750,186
Public Storage	9,765	2,889,659
VICI Properties, Inc.	123,016	3,845,480
Weyerhaeuser Co.	86,477	2,746,510
		22,603,745
Specialty Retail — 1.1%
Best Buy Co., Inc.	23,234	2,010,206
CarMax, Inc.(a)(b)	8,748	738,681
Dick’s Sporting Goods, Inc.	3,767	814,990
Penske Automotive Group, Inc.	2,355	410,029
Tractor Supply Co.	3,706	975,864
Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	2,938	$ 1,072,047
Williams-Sonoma, Inc.	5,096	788,249
		6,810,066
Technology Hardware, Storage & Peripherals — 2.5%
Dell Technologies, Inc., Class C	17,702	2,012,363
Hewlett Packard Enterprise Co.	154,524	3,076,573
HP, Inc.	117,100	4,226,139
NetApp, Inc.	11,682	1,483,380
Seagate Technology Holdings PLC	23,951	2,447,074
Western Digital Corp.(a)	38,353	2,571,569
		15,817,098
Trading Companies & Distributors — 1.3%
Ferguson PLC	24,141	5,374,994
United Rentals, Inc.	4,120	3,119,252
		8,494,246
Water Utilities — 0.4%
American Water Works Co., Inc.	11,557	1,645,254
Essential Utilities, Inc.	20,126	818,122
		2,463,376
Total Long-Term Investments — 99.7% (Cost: $519,550,358)		625,464,865
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	8,699,335	8,702,815
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	1,205,561	1,205,561
Total Short-Term Securities — 1.6% (Cost: $9,905,962)		9,908,376
Total Investments — 101.3% (Cost: $529,456,320)		635,373,241
Liabilities in Excess of Other Assets — (1.3)%		(8,318,167)
Net Assets — 100.0%		$ 627,055,074
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Mid-Cap Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,589,216	$ 3,113,407(a)	$ —	$ (320)	$ 512	$ 8,702,815	8,699,335	$ 24,166(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	944,816	260,745(a)	—	—	—	1,205,561	1,205,561	16,482	—
				$ (320)	$ 512	$ 9,908,376		$ 40,648	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	7	09/20/24	$ 517	$ 15,186
S&P Mid 400 E-Mini Index	3	09/20/24	936	48,281
				$ 63,467
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Mid-Cap Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 625,464,865	$ —	$ —	$ 625,464,865
Short-Term Securities
Money Market Funds	9,908,376	—	—	9,908,376
	$ 635,373,241	$ —	$ —	$ 635,373,241
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 63,467	$ —	$ —	$ 63,467
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust